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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ] Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longhorn Capital Partners, L.P.
Address: 1445 Ross Avenue
         Suite 5000
         Dallas, TX 75202

Form 13F File Number: 28-13393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kristopher N. Kristynik
Title: Principal
Phone: (214) 452-6260

Signature, Place, and Date of Signing:


/s/ Kristopher N. Kristynik            Dallas, TX                August 15, 2011
------------------------------------   -----------------------   ---------------
(Signature)                            (City, State)             (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           34
Form 13F Information Table Value Total:      227,698
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                           FORM 13F INFORMATION TABLE

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
          COLUMN 1             COLUMN 2    COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ------------ --------- -------- ---------------- ---------- -------- -------------------
                                                                                                    VOTING AUTHORITY
                               TITLE OF              VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER                   CLASS      CUSIP   (X1000)  PRN AMT PRN CALL DISCRETION  MANAGER   SOLE  SHARED NONE
--------------              ------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
ACTIVISION BLIZZARD INC      COM          00507V109    5,647 483,500 SH  N/A  SOLE             -- 483,500      0    0
AIRGAS INC                   COM          009363102    3,390  48,400 SH  N/A  SOLE             --  48,400      0    0
AON CORP                     COM          037389103    3,717  72,450 SH  N/A  SOLE             --  72,450      0    0
BARRICK GOLD CORP            COM          067901108    2,849  62,900 SH  N/A  SOLE             --  62,900      0    0
CASH AMER INTL INC           COM          14754D100    3,189  55,100 SH  N/A  SOLE             --  55,100      0    0
CME GROUP INC                COM          12572Q105    5,161  17,700 SH  N/A  SOLE             --  17,700      0    0
CROCS INC                    COM          227046109    1,795  69,700 SH  N/A  SOLE             --  69,700      0    0
DOLLAR TREE INC              COM          256746108    2,348  35,250 SH  N/A  SOLE             --  35,250      0    0
ELECTRONIC ARTS INC          COM          285512109    3,271 138,600 SH  N/A  SOLE             -- 138,600      0    0
EOG RES INC                  COM          26875P101    5,154  49,300 SH  N/A  SOLE             --  49,300      0    0
EXPEDIA INC DEL              COM          30212P105    5,723 197,400 SH  N/A  SOLE             -- 197,400      0    0
GAMESTOP CORP NEW            CL A         36467W109    4,278 160,400 SH  N/A  SOLE             -- 160,400      0    0
GEO GROUP INC                COM          36159R103    5,205 226,000 SH  N/A  SOLE             -- 226,000      0    0
GOLDMAN SACHS GROUP INC      COM          38141G104    4,259  32,000 SH  N/A  SOLE             --  32,000      0    0
HEWLETT PACKARD CO           COM          428236103    9,733 267,400 SH  N/A  SOLE             -- 267,400      0    0
INTUIT                       COM          461202103    3,257  62,800 SH  N/A  SOLE             --  62,800      0    0
ITT CORP NEW                 COM          450911102    5,377  91,250 SH  N/A  SOLE             --  91,250      0    0
MARATHON OIL CORP            COM          565849106    5,226  99,200 SH  N/A  SOLE             --  99,200      0    0
MATTEL INC                   COM          577081102    6,741 245,200 SH  N/A  SOLE             -- 245,200      0    0
OCCIDENTAL PETE CORP DEL     COM          674599105    6,544  62,900 SH  N/A  SOLE             --  62,900      0    0
PEPSICO INC                  COM          713448108    3,155  44,800 SH  N/A  SOLE             --  44,800      0    0
QUALCOMM INC                 COM          747525103    5,827 102,600 SH  N/A  SOLE             -- 102,600      0    0
ROCK-TENN CO                 CL A         772739207    3,860  58,179 SH  N/A  SOLE             --  58,179      0    0
SAIC INC                     COM          78390X101    2,960 175,998 SH  N/A  SOLE             -- 175,998      0    0
SELECT SECTOR SPDR TR        SBI INT-FINL 81369Y605   13,170 858,000 SH  N/A  SOLE             -- 858,000      0    0
SPDR S&P 500 ETF TR          TR UNIT      78462F103   64,298 487,214 SH  N/A  SOLE             -- 487,214      0    0
TIME WARNER INC              COM NEW      887317303    8,802 242,000 SH  N/A  SOLE             -- 242,000      0    0
TRAVELERS COMPANIES INC      COM          89417E109    4,875  83,500 SH  N/A  SOLE             --  83,500      0    0
TYCO INTERNATIONAL LTD       SHS          H89128104    7,335 148,400 SH  N/A  SOLE             -- 148,400      0    0
VEECO INSTRS INC DEL         COM          922417100    1,936  40,000 SH  PUT  SOLE             --  40,000      0    0
VIACOM INC NEW               CL B         92553P201    7,497 147,000 SH  N/A  SOLE             -- 147,000      0    0
WAL MART STORES INC          COM          931142103    4,304  81,000 SH  N/A  SOLE             --  81,000      0    0
WEIGHT WATCHERS INTL INC NEW COM          948626106    1,289  17,075 SH  N/A  SOLE             --  17,075      0    0
WHITING PETE CORP NEW        COM          966387102    5,526  97,100 SH  N/A  SOLE             --  97,100      0    0
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